Document and Entity Information	12 Months Ended
Jan. 18, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2012
Registrant Name	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Central Index Key	0000725781
Amendment Flag	false
Document Creation Date	Jan. 15, 2013
Document Effective Date	Jan. 18, 2013
Prospectus Date	Jan. 18, 2013